Income Tax - Schedule of Component of Loss Before Income Tax and Non-Controlling Interest (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before income tax	$ (1,351,571)	$ (2,957,959)	$ (6,177,099)	$ (3,078,120)
Income tax
Effective tax rate			21.00%	21.00%